UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2017 (Unaudited)

Deutsche High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 92.5%
Consumer Discretionary 25.8%
1011778 B.C. Unlimited Liability Co., 144A, 4.25%, 5/15/2024		2,645,000	2,628,310
Adient Global Holdings Ltd.:
REG S, 3.5%, 8/15/2024	EUR	3,800,000	4,401,582
144A, 4.875%, 8/15/2026		3,640,000	3,649,100
Ally Financial, Inc.:
4.125%, 2/13/2022		3,000,000	3,075,000
5.75%, 11/20/2025 (b)		1,250,000	1,315,625
Altice Financing SA:
144A, 6.5%, 1/15/2022 (b)		1,500,000	1,567,500
144A, 7.5%, 5/15/2026		7,725,000	8,574,750
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022		1,000,000	1,061,250
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		4,730,000	4,966,500
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025 (b)		2,850,000	2,778,750
144A, 6.5%, 4/1/2027 (b)		3,645,000	3,544,762
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		8,325,000	8,470,687
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,235,000	3,299,700
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		1,485,000	1,596,375
Boyd Gaming Corp., 6.875%, 5/15/2023		1,295,000	1,385,650
Cablevision Systems Corp., 5.875%, 9/15/2022		4,700,000	4,940,875
CalAtlantic Group, Inc., 5.0%, 6/15/2027		685,000	686,713
Caleres, Inc., 6.25%, 8/15/2023		1,055,000	1,099,838
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023 (b)		2,000,000	2,035,000
144A, 9.5%, 12/15/2024 (b)		3,930,000	4,023,337
CCO Holdings LLC:
144A, 5.125%, 5/1/2027		3,265,000	3,338,462
144A, 5.5%, 5/1/2026		6,245,000	6,627,506
144A, 5.875%, 4/1/2024		2,375,000	2,535,313
144A, 5.875%, 5/1/2027		4,340,000	4,638,375
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		8,700,000	8,852,250
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,315,400
Series B, 6.5%, 11/15/2022		3,380,000	3,473,626
Series A, 7.625%, 3/15/2020 (b)		990,000	975,150
CSC Holdings LLC:
5.25%, 6/1/2024		2,140,000	2,183,014
144A, 5.5%, 4/15/2027		7,400,000	7,825,500
144A, 6.625%, 10/15/2025		1,040,000	1,144,104
144A, 10.125%, 1/15/2023		5,040,000	5,846,400
144A, 10.875%, 10/15/2025		2,800,000	3,370,500
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		650,000	684,125
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		4,150,000	4,295,250
144A, 6.5%, 6/1/2026 (b)		3,780,000	4,023,337
Dana, Inc., 5.5%, 12/15/2024		1,710,000	1,774,125
DISH DBS Corp.:
5.875%, 7/15/2022		4,200,000	4,515,000
5.875%, 11/15/2024		4,000,000	4,267,880
6.75%, 6/1/2021		5,420,000	6,016,200
Eldorado Resorts, Inc., 144A, 6.0%, 4/1/2025		1,400,000	1,484,000
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023 (b)		5,452,000	5,547,410
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		1,995,000	2,064,825
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		4,010,000	4,070,150
144A, 5.25%, 12/15/2023		5,140,000	5,191,400
HD Supply, Inc., 144A, 5.75%, 4/15/2024		1,180,000	1,253,750
Hot Topic, Inc., 144A, 9.25%, 6/15/2021 (b)		1,380,000	1,324,800
KFC Holding Co., 144A, 4.75%, 6/1/2027		1,420,000	1,450,175
Lennar Corp.:
4.125%, 1/15/2022		2,635,000	2,723,931
4.5%, 4/30/2024		125,000	129,200
4.75%, 11/15/2022		3,500,000	3,718,750
MDC Partners, Inc., 144A, 6.5%, 5/1/2024 (b)		1,680,000	1,675,800
Mediacom Broadband LLC, 6.375%, 4/1/2023		2,830,000	2,957,039
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		1,545,000	1,603,695
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		1,305,000	1,353,938
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		1,110,000	1,130,813
Penske Automotive Group, Inc., 5.5%, 5/15/2026		2,160,000	2,149,200
PetSmart, Inc., 144A, 5.875%, 6/1/2025		860,000	828,825
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		715,000	725,725
Sally Holdings LLC, 5.625%, 12/1/2025 (b)		1,725,000	1,765,969
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		6,995,000	7,449,675
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,155,750
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		1,715,000	1,732,150
SFR Group SA:
144A, 6.0%, 5/15/2022		3,930,000	4,111,762
144A, 7.375%, 5/1/2026		3,450,000	3,743,250
Sonic Automotive, Inc., 144A, 6.125%, 3/15/2027		1,215,000	1,208,925
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,247,400
Toll Brothers Finance Corp.:
4.875%, 11/15/2025		4,440,000	4,606,500
4.875%, 3/15/2027		4,385,000	4,516,550
TRI Pointe Group, Inc., 5.25%, 6/1/2027		1,775,000	1,779,438
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		3,834,000	3,977,775
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		8,765,000	9,170,381
Viacom, Inc.:
5.875%, 2/28/2057		845,000	878,800
6.25%, 2/28/2057		900,000	936,000
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		2,160,000	2,176,200
144A, 8.5%, 10/15/2022		1,880,000	1,974,000
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,725,000	3,877,017
144A, 5.5%, 8/15/2026		2,310,000	2,419,725
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		995,000	1,019,875
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		1,475,000	1,515,563
			246,448,952
Consumer Staples 2.7%
B&G Foods, Inc., 5.25%, 4/1/2025		4,220,000	4,304,400
Chobani LLC, 144A, 7.5%, 4/15/2025		470,000	496,438
Cott Beverages, Inc., 5.375%, 7/1/2022		3,890,000	4,031,012
FAGE International SA, 144A, 5.625%, 8/15/2026		4,390,000	4,520,822
First Quality Finance Co., Inc., 144A, 5.0%, 7/1/2025		1,755,000	1,790,100
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		5,155,000	4,600,837
JBS U.S.A. LUX SA, 144A, 5.75%, 6/15/2025		5,210,000	4,897,400
Post Holdings, Inc., 144A, 5.5%, 3/1/2025		1,210,000	1,247,813
			25,888,822
Energy 16.2%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		1,685,000	1,722,912
Antero Resources Corp.:
5.125%, 12/1/2022		3,020,000	3,026,584
5.375%, 11/1/2021		2,255,000	2,277,550
5.625%, 6/1/2023		1,180,000	1,194,750
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		5,920,000	5,964,400
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)		1,083,000	1,042,388
8.25%, 7/15/2025 (c)		1,355,000	1,385,487
Cheniere Corpus Christi Holdings LLC:
144A, 5.125%, 6/30/2027		3,040,000	3,116,000
5.875%, 3/31/2025		2,200,000	2,345,750
7.0%, 6/30/2024		5,525,000	6,146,562
Chesapeake Energy Corp., 144A, 8.0%, 6/15/2027 (b)		785,000	771,263
Continental Resources, Inc.:
3.8%, 6/1/2024 (b)		3,000,000	2,746,860
4.5%, 4/15/2023 (b)		3,500,000	3,342,500
5.0%, 9/15/2022		6,169,000	6,053,331
Crestwood Midstream Partners LP:
144A, 5.75%, 4/1/2025		1,585,000	1,581,037
6.25%, 4/1/2023		4,835,000	4,907,525
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		3,250,000	3,233,750
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		875,000	850,938
144A, 6.375%, 5/15/2025		1,415,000	1,393,775
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		4,805,000	4,420,600
144A, 5.75%, 10/1/2025		3,030,000	2,855,775
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		2,025,000	2,106,000
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		1,490,000	1,534,700
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		2,000,000	1,940,000
6.25%, 3/15/2023 (b)		2,615,000	2,595,387
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		8,180,000	6,319,050
144A, 6.5%, 1/15/2025 (b)		3,083,000	2,805,530
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		855,000	889,200
Newfield Exploration Co., 5.375%, 1/1/2026		3,160,000	3,270,600
NuStar Logistics LP, 5.625%, 4/28/2027 (b)		3,118,000	3,273,900
Oasis Petroleum, Inc.:
6.5%, 11/1/2021 (b)		560,000	543,200
6.875%, 3/15/2022 (b)		1,920,000	1,862,400
6.875%, 1/15/2023 (b)		1,255,000	1,214,213
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		745,000	743,138
144A, 5.375%, 1/15/2025		1,190,000	1,198,925
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		2,090,000	2,121,350
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		300,000	297,750
144A, 6.375%, 3/31/2025		2,340,000	2,304,900
Range Resources Corp.:
4.875%, 5/15/2025		1,775,000	1,686,250
144A, 5.0%, 8/15/2022		3,500,000	3,438,750
144A, 5.875%, 7/1/2022		1,700,000	1,725,500
Rice Energy, Inc., 7.25%, 5/1/2023		3,440,000	3,706,600
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		855,000	859,275
Sunoco LP:
5.5%, 8/1/2020		2,250,000	2,306,250
6.25%, 4/15/2021		1,000,000	1,045,000
6.375%, 4/1/2023		6,575,000	6,909,010
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		6,600,000	6,831,000
Tesoro Corp.:
144A, 4.75%, 12/15/2023		1,035,000	1,115,213
144A, 5.125%, 12/15/2026		2,410,000	2,622,610
Tesoro Logistics LP:
5.25%, 1/15/2025		3,495,000	3,669,750
6.125%, 10/15/2021		200,000	208,000
6.375%, 5/1/2024		1,120,000	1,212,400
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025 (b)		700,000	665,000
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		4,140,000	3,653,550
8.25%, 6/15/2023 (b)		1,000,000	1,000,000
144A, 9.875%, 2/15/2024		2,370,000	2,476,650
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)		3,635,000	3,416,900
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		625,000	587,500
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)		2,015,000	1,914,250
6.0%, 1/15/2022		3,000,000	2,970,000
7.5%, 8/1/2020		1,500,000	1,575,000
8.25%, 8/1/2023		3,005,000	3,260,425
			154,254,863
Financials 0.2%
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		855,000	906,300
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		935,000	956,037
			1,862,337
Health Care 6.0%
Alere, Inc., 144A, 6.375%, 7/1/2023		1,715,000	1,841,481
Endo Dac, 144A, 6.0%, 7/15/2023		1,860,000	1,563,330
HCA, Inc.:
4.5%, 2/15/2027		4,748,000	4,884,505
5.25%, 6/15/2026		3,785,000	4,082,122
5.5%, 6/15/2047		1,165,000	1,205,775
5.875%, 2/15/2026		7,570,000	8,175,600
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		1,050,000	1,071,000
Hologic, Inc., 144A, 5.25%, 7/15/2022		855,000	897,750
LifePoint Health, Inc., 5.5%, 12/1/2021		1,230,000	1,273,050
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		1,275,000	1,163,438
Tenet Healthcare Corp.:
144A, 4.625%, 7/15/2024		1,575,000	1,576,969
4.746% **, 6/15/2020		1,630,000	1,646,300
144A, 7.5%, 1/1/2022 (b)		1,360,000	1,475,328
THC Escrow Corp. III:
144A, 4.625%, 7/15/2024		1,967,000	1,972,311
144A, 5.125%, 5/1/2025		1,370,000	1,375,138
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020 (b)		4,295,000	4,150,044
144A, 5.875%, 5/15/2023		2,040,000	1,749,300
144A, 6.125%, 4/15/2025		2,385,000	2,018,306
144A, 6.5%, 3/15/2022		1,390,000	1,457,762
144A, 7.0%, 3/15/2024		3,335,000	3,505,919
144A, 7.5%, 7/15/2021 (b)		10,040,000	9,726,250
			56,811,678
Industrials 6.3%
Allegion PLC, 5.875%, 9/15/2023		805,000	863,363
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,460,800
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,850,000	2,835,750
144A, 6.0%, 10/15/2022		2,320,000	2,320,000
144A, 8.75%, 12/1/2021		577,000	640,470
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		350,000	343,875
Covanta Holding Corp.:
5.875%, 3/1/2024		1,940,000	1,891,500
5.875%, 7/1/2025		1,120,000	1,086,400
EnerSys, 144A, 5.0%, 4/30/2023		435,000	447,506
FTI Consulting, Inc., 6.0%, 11/15/2022		1,885,000	1,955,688
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		1,085,000	1,109,413
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		2,105,000	2,210,250
Koppers, Inc., 144A, 6.0%, 2/15/2025		2,795,000	2,969,687
Masonite International Corp., 144A, 5.625%, 3/15/2023		1,884,000	1,968,780
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,627,600
Novelis Corp.:
144A, 5.875%, 9/30/2026		5,125,000	5,278,750
144A, 6.25%, 8/15/2024		1,995,000	2,094,750
Oshkosh Corp., 5.375%, 3/1/2025		215,000	225,750
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		2,470,000	2,581,940
144A, 5.5%, 2/15/2024		3,265,000	3,410,292
Ply Gem Industries, Inc., 6.5%, 2/1/2022		4,588,000	4,795,829
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		235,000	255,365
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		1,265,000	1,318,763
Summit Materials LLC:
144A, 5.125%, 6/1/2025		395,000	404,875
6.125%, 7/15/2023		2,480,000	2,597,800
8.5%, 4/15/2022		940,000	1,062,200
Tennant Co., 144A, 5.625%, 5/1/2025		360,000	378,000
United Rentals North America, Inc.:
5.5%, 5/15/2027		1,597,000	1,644,910
5.875%, 9/15/2026		2,198,000	2,340,870
6.125%, 6/15/2023		200,000	208,250
USG Corp., 144A, 4.875%, 6/1/2027		2,225,000	2,288,969
Welbilt, Inc., 9.5%, 2/15/2024		948,000	1,099,680
WESCO Distribution, Inc., 5.375%, 6/15/2024		1,880,000	1,962,250
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		840,000	874,650
			60,554,975
Information Technology 3.6%
Cardtronics, Inc.:
5.125%, 8/1/2022		1,280,000	1,299,200
144A, 5.5%, 5/1/2025		2,405,000	2,477,150
CDK Global, Inc., 144A, 4.875%, 6/1/2027		570,000	585,675
CDW LLC, 5.0%, 9/1/2025		1,260,000	1,307,250
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		2,735,000	2,789,700
Dell International LLC:
144A, 5.875%, 6/15/2021		1,455,000	1,524,112
144A, 7.125%, 6/15/2024 (b)		2,000,000	2,198,512
First Data Corp., 144A, 7.0%, 12/1/2023		5,285,000	5,641,737
Gartner, Inc., 144A, 5.125%, 4/1/2025		825,000	866,588
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		1,655,000	1,704,650
Match Group, Inc., 6.375%, 6/1/2024		1,165,000	1,266,938
Netflix, Inc.:
144A, 4.375%, 11/15/2026		2,400,000	2,394,000
5.875%, 2/15/2025		1,335,000	1,478,513
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		1,315,000	1,336,369
Symantec Corp., 144A, 5.0%, 4/15/2025		2,080,000	2,176,845
Western Digital Corp.:
144A, 7.375%, 4/1/2023		3,030,000	3,329,212
10.5%, 4/1/2024		1,717,000	2,025,511
			34,401,962
Materials 15.3%
AK Steel Corp.:
7.0%, 3/15/2027 (b)		8,225,000	8,492,312
7.5%, 7/15/2023		2,000,000	2,160,000
Alpha 3 BV, 144A, 6.25%, 2/1/2025		2,000,000	2,057,500
Anglo American Capital PLC:
144A, 3.75%, 4/10/2022		3,400,000	3,417,000
144A, 4.75%, 4/10/2027		3,000,000	3,081,900
144A, 4.875%, 5/14/2025		5,600,000	5,824,000
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		5,980,000	6,279,000
144A, 7.25%, 5/15/2024		3,060,000	3,346,875
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		1,400,000	1,445,500
Berry Plastics Corp., 5.5%, 5/15/2022		3,820,000	3,977,575
BWAY Holding Co., 144A, 5.5%, 4/15/2024		4,650,000	4,748,812
Cascades, Inc., 144A, 5.5%, 7/15/2022		1,295,000	1,320,900
Chemours Co.:
5.375%, 5/15/2027		2,880,000	2,973,283
6.125%, 5/15/2023	EUR	3,700,000	4,457,899
6.625%, 5/15/2023 (b)		2,000,000	2,115,000
7.0%, 5/15/2025		725,000	790,250
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,545,000	1,533,413
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	2,500,000	2,841,783
144A, 5.75%, 5/15/2024		1,325,000	1,225,625
144A, 6.625%, 3/1/2025 (b)		2,000,000	1,915,000
144A, 7.875%, 4/1/2021		4,960,000	5,307,200
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024		1,355,000	1,355,000
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		3,600,000	3,373,848
3.875%, 3/15/2023 (b)		3,000,000	2,790,000
4.0%, 11/14/2021 (b)		3,000,000	2,932,500
5.45%, 3/15/2043		1,670,000	1,440,041
6.875%, 2/15/2023		2,100,000	2,216,802
Hexion, Inc.:
6.625%, 4/15/2020		2,910,000	2,655,375
144A, 10.375%, 2/1/2022 (b)		560,000	554,400
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		2,425,000	2,500,781
144A, 7.625%, 1/15/2025		675,000	707,063
Huntsman International LLC, 4.25%, 4/1/2025	EUR	1,740,000	2,279,138
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,975,000	2,078,688
Mercer International, Inc., 144A, 6.5%, 2/1/2024		1,390,000	1,451,424
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024 (b)		4,910,000	4,891,587
144A, 5.25%, 6/1/2027		3,185,000	3,169,075
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		2,335,000	2,410,888
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		3,925,000	4,077,094
144A, 7.0%, 7/15/2024		465,000	498,812
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		1,075,000	1,144,875
144A, 5.125%, 12/1/2024		540,000	579,150
Teck Resources Ltd.:
3.75%, 2/1/2023		4,000,000	3,895,000
4.75%, 1/15/2022		6,971,000	7,214,985
6.125%, 10/1/2035		3,500,000	3,648,750
6.25%, 7/15/2041		4,550,000	4,720,625
Tronox Finance LLC, 6.375%, 8/15/2020		5,300,000	5,313,250
United States Steel Corp., 144A, 8.375%, 7/1/2021		5,520,000	6,072,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		840,000	900,900
144A, 5.625%, 10/1/2024		1,695,000	1,811,531
			145,994,409
Real Estate 1.9%
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		1,100,000	1,133,000
144A, (REIT), 5.375%, 3/15/2027		1,460,000	1,520,225
Equinix, Inc.:
(REIT), 5.375%, 5/15/2027		4,230,000	4,510,237
(REIT), 5.75%, 1/1/2025		1,600,000	1,722,000
(REIT), 5.875%, 1/15/2026		1,245,000	1,357,436
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		5,015,000	5,127,837
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		340,000	353,461
(REIT), 6.375%, 3/1/2024		2,365,000	2,572,245
			18,296,441
Telecommunication Services 10.6%
CenturyLink, Inc.:
Series W, 6.75%, 12/1/2023		2,555,000	2,751,428
Series Y, 7.5%, 4/1/2024 (b)		2,995,000	3,279,525
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		1,260,000	1,256,850
Digicel Ltd., 144A, 6.75%, 3/1/2023		3,310,000	3,112,492
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		6,210,000	5,542,425
7.125%, 1/15/2023		5,505,000	4,582,912
10.5%, 9/15/2022		2,840,000	2,715,750
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		1,910,000	2,170,238
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		2,700,000	2,551,500
144A, 8.0%, 2/15/2024 (b)		7,000,000	7,542,500
144A, 9.75%, 7/15/2025 (c)		2,535,000	2,531,831
Sprint Capital Corp., 8.75%, 3/15/2032		3,075,000	3,874,500
Sprint Communications, Inc., 7.0%, 8/15/2020		3,330,000	3,663,000
Sprint Corp.:
7.125%, 6/15/2024		14,620,000	16,264,750
7.625%, 2/15/2025 (b)		6,450,000	7,425,562
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		8,471,000	9,063,970
6.375%, 3/1/2025		4,479,000	4,842,919
6.5%, 1/15/2026		120,000	132,450
Telecom Italia Capital SA, 7.2%, 7/18/2036		2,100,000	2,434,688
Telesat Canada, 144A, 8.875%, 11/15/2024		2,645,000	2,969,013
Zayo Group LLC:
144A, 5.75%, 1/15/2027		2,600,000	2,720,250
6.0%, 4/1/2023		5,085,000	5,351,962
6.375%, 5/15/2025		3,580,000	3,864,145
			100,644,660
Utilities 3.9%
AmeriGas Partners LP:
5.5%, 5/20/2025		3,165,000	3,228,300
5.75%, 5/20/2027		2,895,000	2,931,187
Calpine Corp., 5.75%, 1/15/2025 (b)		2,140,000	2,006,250
Dynegy, Inc.:
5.875%, 6/1/2023		1,100,000	1,028,500
7.375%, 11/1/2022 (b)		8,000,000	7,900,000
7.625%, 11/1/2024 (b)		1,200,000	1,164,000
NGL Energy Partners LP, 5.125%, 7/15/2019		1,705,000	1,692,213
NRG Energy, Inc.:
6.25%, 7/15/2022		10,000,000	10,262,500
6.625%, 1/15/2027		2,905,000	2,908,631
7.25%, 5/15/2026		3,780,000	3,912,300
7.875%, 5/15/2021		195,000	201,338
			37,235,219
Total Corporate Bonds (Cost $851,278,062)			882,394,318
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Notes, 0.75%, 10/31/2017 (d) (Cost $1,000,550)		1,000,000	998,860
Convertible Bond 0.9%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $8,154,710)		8,160,394	8,054,186
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		1,688	38,689
Materials 0.0%
GEO Specialty Chemicals, Inc.*		809,511	306,724
GEO Specialty Chemicals, Inc. 144A*		12,448	4,716
			311,440
Total Common Stocks (Cost $1,642,484)			350,129
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $1,482,531)		6,700	222,142
Securities Lending Collateral 11.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (e) (f) (Cost $113,867,680)		113,867,680	113,867,680
Cash Equivalents 5.8%
Deutsche Central Cash Management Government Fund, 1.03% (e) (Cost $54,754,829)		54,754,829	54,754,829
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,032,180,846) †		111.2	1,060,642,144
Other Assets and Liabilities, Net		(11.2)	(106,476,136)
Net Assets		100.0	954,166,008

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.
†	The cost for federal income tax purposes was $1,033,388,017. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $27,254,127. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,703,655 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,449,528.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $109,575,659, which is 11.5% of net assets.
(c)	When-issued security.
(d)	At June 30, 2017, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At June 30, 2017, open credit default swap contracts sold were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

12/20/2018	5,000,000[1]	5.0%	Sprint Communications, Inc., 7.0%, 8/15/2020, B	321,574	119,314	202,260

(g)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Credit Suisse
At June 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	12,476,001	USD	14,106,427	7/31/2017	(167,112)	Citigroup, Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$882,394,318	$—	$882,394,318
Government & Agency Obligation	—	998,860	—	998,860
Convertible Bonds	—	—	8,054,186	8,054,186
Common Stocks (g)	38,689	—	311,440	350,129
Warrant	—	—	222,142	222,142
Short-Term Investments (g)	168,622,509	—	—	168,622,509
Derivatives (h)
Credit Default Swap Contracts	—	202,260	—	202,260
Total	$168,661,198	$883,595,438	$8,587,768	$1,060,844,404
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(167,112)	—	$(167,112)
Total	$—	$(167,112)	$—	$(167,112)

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ 202,260	$ —
Foreign Exchange Contracts	$ —	$ (167,112)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017